LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 23, 2020	May 12, 2020	Dec. 31, 2019	Jun. 27, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 466.6			$ 408.5
Current portion of long-term debt	7.9			4.6
Non-current portion of long-term debt	458.7			403.9
5.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 438.6			0.0
5.75% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%
7% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0.0			388.1
Equipment Loans
Disclosure of detailed information about borrowings [line items]
Interest rate			5.95%		5.23%
Borrowings	$ 28.0			$ 20.4